Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
FIRST QUARTER REPORT
January 31, 2024 (Unaudited)
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF

PORTFOLIO OF INVESTMENTS
Columbia Seligman Semiconductor and Technology ETF
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Seligman Semiconductor and Technology ETF | First Quarter Report 2024
Notes to Portfolio of Investments
Common Stocks 97.3%
Issuer Shares Value ($)
Communication Services  1.8%
Interactive Media & Services 1.8%
Alphabet, Inc. Class C
(a)
3,980 564,364
Total Communication Services 564,364
Industrials  1.6%
Electrical Equipment 1.6%
Bloom Energy Corp. Class A
(a)
43,578 493,303
Total Industrials 493,303
Information Technology  93.9%
Electronic Equipment, Instruments & Components 2.2%
Advanced Energy Industries, Inc. 6,508 678,003
Semiconductors & Semiconductor Equipment 80.1%
Analog Devices, Inc. 8,194 1,576,198
Applied Materials, Inc. 7,884 1,295,341
Broadcom, Inc. 1,997 2,356,460
Diodes, Inc.
(a)
2,364 159,144
Entegris, Inc. 1,081 127,234
Ichor Holdings Ltd.
(a)
5,821 210,720
indie Semiconductor, Inc. Class A
(a)
45,535 276,397
Intel Corp. 15,580 671,186
KLA Corp. 2,186 1,298,571
Lam Research Corp. 3,204 2,643,845
Marvell Technology, Inc. 21,058 1,425,627
Microchip Technology, Inc. 12,713 1,082,893
Micron Technology, Inc. 12,321 1,056,526
MKS Instruments, Inc. 1,412 150,307
NVIDIA Corp. 1,156 711,252
NXP Semiconductors NV 5,631 1,185,720
ON Semiconductor Corp.
(a)
12,867 915,230
Qorvo, Inc.
(a)
7,074 705,561
QUALCOMM, Inc. 6,508 966,503
Common Stocks (continued)
Issuer Shares Value ($)
Rambus, Inc.
(a)
4,479 306,946
Semtech Corp.
(a)
56,541 1,121,773
Silicon Laboratories, Inc.
(a)
1,559 192,318
Skyworks Solutions, Inc. 4,047 422,750
SMART Global Holdings, Inc.
(a)
17,866 351,067
STMicroelectronics NV 16,192 714,391
Synaptics, Inc.
(a)
7,776 830,555
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 6,927 782,474
Teradyne, Inc. 8,793 849,316
Tower Semiconductor Ltd.
(a)
11,448 330,275
Total 24,716,580
Software 8.8%
Adeia, Inc. 19,975 242,497
Cadence Design Systems, Inc.
(a)
4,057 1,170,282
Synopsys, Inc.
(a)
2,421 1,291,240
Total 2,704,019
Technology Hardware, Storage & Peripherals 2.8%
Western Digital Corp.
(a)
15,406 881,994
Total Information Technology 28,980,596
Total Common Stocks
(Cost $24,744,049) 30,038,263
Money Market Funds 2.9%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.169%
(b)
886,855 886,855
Total Money Market Funds
(Cost $886,855) 886,855
Total Investments in Securities
(Cost $25,630,904) 30,925,118
Other Assets & Liabilities, Net (62,792)
Net Assets 30,862,326
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

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